Income Tax Expense (Details) - Schedule of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense [Abstract]
Income tax expenses
Deferred tax expenses
Income tax expenses